Income Taxes - U.S. and Foreign Components of Earnings Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.			$ 282,774	$ 144,298	$ 62,506
Foreign			1,854	(872)	474
Income before income tax expense	$ 53,621	$ 42,724	284,628	143,426	62,980
LAMAR MEDIA CORP [Member]
Components Of Earnings From Continuing Operations Before Income Taxes And Provision For Income Taxes [Line Items]
U.S.			283,107	144,643	62,841
Foreign			1,854	(872)	474
Income before income tax expense	$ 53,714	$ 42,812	$ 284,961	$ 143,771	$ 63,315